Restructuring (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Restructuring and related charges
Total expected restructuring charge	$ 235,000
Beginning Balance	1,089	0
Charge to expense	101,957	5,711
Cash payments	(30,739)	(752)
Noncash utilization	(62,109)	(3,870)
Ending Balance	10,198	1,089
Remaining expected restructuring charge	127,332
Long-Lived Asset Charges [Member]
Restructuring and related charges
Total expected restructuring charge	118,000
Beginning Balance	0	0
Charge to expense	53,569	3,870
Cash payments	0	0
Noncash utilization	(53,569)	(3,870)
Ending Balance	0	0
Remaining expected restructuring charge	60,561
Employee Separation [Member]
Restructuring and related charges
Total expected restructuring charge	60,000
Beginning Balance	1,089	0
Charge to expense	36,010	1,139
Cash payments	(18,361)	(50)
Noncash utilization	(8,540)	0
Ending Balance	10,198	1,089
Remaining expected restructuring charge	22,851
Site Preparation and Equipment Relocation [Member]
Restructuring and related charges
Total expected restructuring charge	23,500
Beginning Balance	0	0
Charge to expense	6,192	407
Cash payments	(6,192)	(407)
Noncash utilization	0	0
Ending Balance	0	0
Remaining expected restructuring charge	16,901
Production start-up [Member]
Restructuring and related charges
Total expected restructuring charge	23,000
Beginning Balance	0	0
Charge to expense	5,194	16
Cash payments	(5,194)	(16)
Noncash utilization	0	0
Ending Balance	0	0
Remaining expected restructuring charge	17,790
Other Costs [Member]
Restructuring and related charges
Total expected restructuring charge	10,500
Beginning Balance	0	0
Charge to expense	992	279
Cash payments	(992)	(279)
Noncash utilization	0	0
Ending Balance	0	0
Remaining expected restructuring charge	$ 9,229